Employee benefits - Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (7,987)	$ (8,094)	$ (4,336)
Recognized in profit or loss	(621)	653	(2,589)
Recognized in other comprehensive income	1,453	(97)	(1,223)
Foreign currency translation differences	316	(449)	54
Net liability - end of period	(6,839)	(7,987)	(8,094)
Liabilities	(6,839)	(7,987)	(8,094)
Assets	0	0	0
NET LIABILITY	(6,839)	(7,987)	(8,094)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	(4,865)	(5,074)	(4,298)
Fair value of plan assets	4,224	3,940	3,241
Surplus (deficit) in plan	(641)	(1,134)	(1,057)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation	$ (6,198)	$ (6,853)	$ (7,037)